Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Allowance for Losses on Loans
ALLOWANCE FOR LOSSES ON LOANS

The following tables summarize the activity in the allowance for loan losses.

Twelve Months Ended September 30, 2017	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$37,796	$(1,229)	$653	$(328)	$36,892
Construction	19,838	—	—	4,718	24,556
Construction - custom	1,080	(16)	—	880	1,944
Land - acquisition & development	6,023	(280)	11,038	(9,952)	6,829
Land - consumer lot loans	2,535	(17)	481	(350)	2,649
Multi-family	6,925	—	—	937	7,862
Commercial real estate	8,588	(11)	1,684	1,557	11,818
Commercial & industrial	28,008	(173)	1,833	(1,144)	28,524
HELOC	813	(90)	21	111	855
Consumer	1,888	(884)	1,297	(1,157)	1,144
	$113,494	$(2,700)	$17,007	$(4,728)	$123,073

Twelve Months Ended September 30, 2016	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,347	$(3,106)	$3,251	$(9,696)	$37,796
Construction	6,680	—	745	12,413	19,838
Construction - custom	990	(60)	60	90	1,080
Land - acquisition & development	5,781	(42)	8,220	(7,936)	6,023
Land - consumer lot loans	2,946	(732)	5	316	2,535
Multi-family	5,304	—	—	1,621	6,925
Commercial real estate	8,960	(103)	1,812	(2,081)	8,588
Commercial & industrial	24,980	(941)	2,933	1,036	28,008
HELOC	902	(54)	21	(56)	813
Consumer	2,939	(962)	2,018	(2,107)	1,888
	$106,829	$(6,000)	$19,065	$(6,400)	$113,494

The Company recorded a release of allowance for loan losses of $2,100,000 during the year ended September 30, 2017, as compared to a release of $6,400,000 for the year ended September 30, 2016. The credit quality of the portfolio has continued to improve and economic conditions remain relatively stable.

The Company had recoveries, net of charge-offs, of $14,307,000 for the year ended September 30, 2017, compared with net recoveries of $13,065,000 for the year ended September 30, 2016. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected to be able to meet its contractual obligations.

Non-accrual loans increased to $49,580,000 as of September 30, 2017, from $42,414,000 as of September 30, 2016. Non-performing assets (“NPAs”) totaled $70,238,000, or 0.46% of total assets, at September 30, 2017, compared to $71,441,000, or 0.48% of total assets, as of September 30, 2016.

At September 30, 2017, $122,947,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $126,000 represents specific reserves on loans that were deemed to be impaired.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves.

September 30, 2017	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$36,893	$5,713,576	0.7%	$—	$5,552	—%
Construction	24,556	793,958	3.1	—	—	—
Construction - custom	1,944	277,495	0.7	—	105	—
Land - acquisition & development	6,828	104,767	6.5	1	89	1.0
Land - consumer lot loans	2,649	96,337	2.8	—	171	—
Multi-family	7,857	1,302,625	0.6	5	493	1.0
Commercial real estate	11,697	1,391,668	0.8	120	21,765	0.6
Commercial & industrial	28,524	1,093,210	2.6	—	81	—
HELOC	855	141,689	0.6	—	215	—
Consumer	1,144	84,887	1.4	—	82	—
	$122,947	$11,000,212	1.1%	$126	$28,553	0.4%

September 30, 2016	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$37,536	$5,585,912	0.7%	$260	$19,629	1.3%
Construction	19,838	498,450	4.0	—	—	—
Construction - custom	1,080	229,298	0.5	—	330	—
Land - acquisition & development	6,022	90,850	6.6	2	850	0.2
Land - consumer lot loans	2,535	92,828	2.7	—	558	—
Multi-family	6,911	1,091,974	0.6	13	1,505	0.9
Commercial real estate	8,497	957,380	0.9	91	11,157	0.8
Commercial & industrial	28,008	966,930	2.9	—	—	—
HELOC	813	133,203	0.6	—	239	—
Consumer	1,888	137,315	1.4	—	3	—
	$113,128	$9,784,140	1.2%	$366	$34,271	1.1%

The Company has an asset quality review function that analyzes the loan portfolio and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well-defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above).

September 30, 2017	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,671,229	$—	$39,775	$—	$—	$5,711,004
Construction	1,594,926	—	3,070	—	—	1,597,996
Construction - custom	602,540	—	91	—	—	602,631
Land - acquisition & development	123,028	207	1,073	—	—	124,308
Land - consumer lot loans	103,787	—	618	—	—	104,405
Multi-family	1,295,261	5,795	2,092	—	—	1,303,148
Commercial real estate	1,391,996	5,944	36,670	—	—	1,434,610
Commercial & industrial	1,054,972	14,814	23,574	—	—	1,093,360
HELOC	144,229	—	621	—	—	144,850
Consumer	84,984	—	91	—	—	85,075
Total gross loans	$12,066,952	$26,760	$107,675	$—	$—	$12,201,387

Total grade as a % of total gross loans	98.9%	0.2%	0.9%	—%	—%

September 30, 2016	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,607,521	$—	$51,309	$—	$—	$5,658,830
Construction	1,098,549	8,595	3,267	—	—	1,110,411
Construction - custom	473,069	—	—	—	—	473,069
Land - acquisition & development	111,225	—	7,272	—	—	118,497
Land - consumer lot loans	103,528	—	1,039	—	—	104,567
Multi-family	1,117,437	3,237	3,616	—	—	1,124,290
Commercial real estate	1,033,880	13,446	46,313	—	—	1,093,639
Commercial & industrial	930,776	7,207	40,606	—	—	978,589
HELOC	149,195	—	521	—	—	149,716
Consumer	138,917	—	83	—	—	139,000
Total gross loans	$10,764,097	$32,485	$154,026	$—	$—	$10,950,608

Total grade as a % of total gross loans	98.3%	0.3%	1.4%	—%	—%

The balance of loans internally graded as 'substandard' above includes $20,224,000 as of September 30, 2017, and $35,910,000 as of September 30, 2016 of acquired loans and covered loans.

The following tables provide information on loans based on payment activity.

September 30, 2017	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,683,074	99.5%	$27,930	0.5%
Construction	1,597,996	100.0	—	—
Construction - custom	602,540	99.9	91	0.1
Land - acquisition & development	124,012	99.8	296	0.2
Land - consumer lot loans	103,800	99.4	605	0.6
Multi-family	1,303,009	99.9	139	0.1
Commercial real estate	1,422,795	99.2	11,815	0.8
Commercial & industrial	1,085,278	99.3	8,082	0.7
HELOC	144,319	99.6	531	0.4
Consumer	84,984	99.9	91	0.1
	$12,151,807	99.6%	$49,580	0.4%

September 30, 2016	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,625,682	99.4%	$33,148	0.6%
Construction	1,110,411	100.0	—	—
Construction - custom	473,069	100.0	—	—
Land - acquisition & development	118,439	99.9	58	0.1
Land - consumer lot loans	104,057	99.5	510	0.5
Multi-family	1,123,583	99.9	776	0.1
Commercial real estate	1,086,470	99.3	7,100	0.7
Commercial & industrial	978,006	99.9	583	0.1
HELOC	149,477	99.8	239	0.2
Consumer	139,000	100.0	—	—
	$10,908,194	99.6%	$42,414	0.4%

The following tables provide information on impaired loans by loan category.

September 30, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$21,325	$23,880	$—		$19,371
Construction	—	—	—		—
Construction - custom	148	165	—		231
Land - acquisition & development	330	8,208	—		176
Land - consumer lot loans	208	330	—		431
Multi-family	139	3,231	—		748
Commercial real estate	12,890	22,487	—		11,466
Commercial & industrial	8,279	14,321	—		7,425
HELOC	490	1,212	—		487
Consumer	88	1,433	—		57
	43,897	75,267	—		40,392
Impaired loans with an allowance recorded:
Single-family residential	181,941	186,167	4,030		204,723
Construction	—	—	—		—
Construction - custom	—	—	—		—
Land - acquisition & development	90	90	1		576
Land - consumer lot loans	7,949	8,526	—		8,976
Multi-family	493	493	5		1,024
Commercial real estate	15,079	16,707	120		16,991
Commercial & industrial	—	—	—		297
HELOC	1,728	1,806	—		1,451
Consumer	97	284	—		100
	207,377	214,073	4,156	(1)	234,138
Total:
Single-family residential	203,266	210,047	4,030		224,094
Construction	—	—	—		—
Construction - custom	148	165	—		231
Land - acquisition & development	420	8,298	1		752
Land - consumer lot loans	8,157	8,856	—		9,407
Multi-family	632	3,724	5		1,772
Commercial real estate	27,969	39,194	120		28,457
Commercial & industrial	8,279	14,321	—		7,722
HELOC	2,218	3,018	—		1,938
Consumer	185	1,717	—		157
	$251,274	$289,340	$4,156	(1)	$274,530
____________________

(1)	Includes $126,000 of specific reserves and $4,030,000 included in the general reserves.

September 30, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment (2)
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$9,627	$11,366	$—		$12,618
Construction	—	—	—		91
Construction - custom	—	—	—		603
Land - acquisition & development	138	9,001	—		720
Land - consumer lot loans	499	609	—		587
Multi-family	394	3,972	—		1,279
Commercial real estate	11,741	21,301	—		7,994
Commercial & industrial	1,030	3,082	—		1,205
HELOC	209	315	—		392
Consumer	74	550	—		236
	23,712	50,196	—		25,725
Impaired loans with an allowance recorded:
Single-family residential	228,186	232,595	3,809		238,187
Construction	—	—	—		998
Construction - custom	—	—	—		—
Land - acquisition & development	1,154	2,094	1		1,765
Land - consumer lot loans	9,630	10,678	1		10,330
Multi-family	1,505	1,505	13		2,159
Commercial real estate	19,434	22,848	91		20,998
Commercial & industrial	—	—	—		—
HELOC	1,506	1,521	—		1,423
Consumer	116	306	—		100
	261,531	271,547	3,915	(1)	275,960
Total:
Single-family residential	237,813	243,961	3,809		250,805
Construction	—	—	—		1,089
Construction - custom	—	—	—		603
Land - acquisition & development	1,292	11,095	1		2,485
Land - consumer lot loans	10,129	11,287	1		10,917
Multi-family	1,899	5,477	13		3,438
Commercial real estate	31,175	44,149	91		28,992
Commercial & industrial	1,030	3,082	—		1,205
HELOC	1,715	1,836	—		1,815
Consumer	190	856	—		336
	$285,243	$321,743	$3,915	(1)	$301,685

____________________

(1)	Includes $366,000 of specific reserves and $3,549,000 included in the general reserves.

(2)	The average recorded investment changed from $265,771,000, as previously disclosed, to $301,685,000 in order to correct for an immaterial error in the previous year's disclosure.